LHA Risk-Managed Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 100.2%(a)		Shares	Value
Fixed Income - 100.2%
First Trust Senior Loan ETF		124,536	$5,708,730
iShares Broad USD High Yield Corporate Bond ETF		154,078	5,821,067
iShares iBoxx $ High Yield Corporate Bond ETF		69,250	5,622,408
SPDR Blackstone Senior Loan ETF		138,861	5,773,840
SPDR Bloomberg Short Term High Yield Bond ETF		225,135	5,763,456
SPDR Portfolio High Yield Bond ETF		244,536	5,854,192
			34,543,693
TOTAL EXCHANGE TRADED FUNDS (Cost $34,090,058)			34,543,693

TOTAL INVESTMENTS - 100.2% (Cost $34,090,058)			34,543,693
Liabilities in Excess of Other Assets - (0.2)%			(63,623)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$34,480,070
two			–%
Percentages are stated as a percent of net assets.			–%

(a) The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LHA Risk-Managed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$34,543,693	$–	$–	$34,543,693
Total Investments	$34,543,693	$–	$–	$34,543,693

Refer to the Schedule of Investments for further disaggregation of investment categories.